Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	December 31,2017		December 31,2016
	RMB	US$	RMB
Other payables	5,268	810	5,204
	5,268	810	5,204